Accumulated other comprehensive loss (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Foreign currency translation adjustments CNY	Dec. 31, 2012 Foreign currency translation adjustments CNY	Dec. 31, 2011 Foreign currency translation adjustments CNY	Dec. 31, 2013 Foreign currency translation adjustments USD ($)
Movement of accumulated other comprehensive loss
Balance at the beginning of the period	(11,603)			$ (4,704)	(11,603)	(11,061)	(5,570)	$ (4,704)
Other comprehensive loss	(16,873)	(542)	(5,491)		(16,873)	(542)	(5,491)
Balance at the end of the period	(28,476)	(11,603)		$ (4,704)	(28,476)	(11,603)	(11,061)	$ (4,704)